Business overview	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Business overview

1. Business overview

Summary of business

COSCIENS Biopharma Inc. (“the Company”) is a specialty biopharmaceutical company developing and commercializing a diversified portfolio of products for the cosmeceutical, nutraceutical and pharmaceutical markets. Such products being produced using the Company’s proprietary technologies. The Company’s patented technologies include the Pressurized Gas eXpanded (PGX) technology, which is a technology that generates high-value yields of active ingredients from natural plant resources for use in novel cosmeceutical, nutraceutical and therapeutics products. The Company's two value-driving products, oat beta glucan and avenanthramides, are found in many household name cosmetic and personal care brands. These products are manufactured from the Company’s proprietary oat extraction manufacturing technology and are known for their well-documented health benefits.

In addition to our portfolio of nutraceutical and cosmeceutical products and programs, the Company is also conducting a Phase 1/2a clinical trial with the goal of developing our avenanthramides product as an anti-inflammatory. The Company’s lead commercial pharmaceutical product, macimorelin (Macrilen®; Ghryvelin®), is the first and only U.S. FDA and European Commission approved oral test indicated for the diagnosis of adult growth hormone deficiency (AGHD).

During the three-month period ended September 30, 2024, the Company made a strategic decision to discontinue its AIM Biological, Amyotrophic Lateral Sclerosis (ALS), and Delayed Clearance Parathyroid Hormone programs. This decision was influenced by several factors, including increasingly challenging timelines and costs associated with reaching the next value inflection point in pre-clinical development.

These unaudited condensed interim consolidated financial statements were approved by the Board of Directors (the “Board”) on November 11, 2024.

Transaction

On December 14, 2023, Aeterna Zentaris Inc. (“Aeterna”) and Ceapro Inc. (“Ceapro”) entered into a binding arrangement agreement pursuant to which Aeterna would acquire all of the issued and outstanding common shares of Ceapro (the “Transaction”) by way of a plan of arrangement pursuant to which, at closing, each outstanding Ceapro common share would be exchanged for 0.02360 of a Aeterna common share (the “Plan of Arrangement”). Additionally, as part of the Transaction, Aeterna would issue to its shareholders immediately prior to the closing of the Transaction, 0.47698 of a share purchase warrant (“New Warrant”) for each Aeterna common share or warrant held. On March 12, 2024, the shareholders of both Ceapro and Aeterna approved the Plan of Arrangement at their respective special meetings. On March 28, 2024, the Court of Kings Bench of Alberta approved the Plan of Arrangement. The Transaction was consummated on June 3, 2024.

In conjunction with the transaction, at the annual general meeting on July 16, 2024, the shareholders approved a special resolution authorizing the Board to change the company name from “Aeterna Zentaris Inc.” to “COSCIENS Biopharma Inc.” On August 6, 2024, the company filed articles of amendment pursuant to the Canada Business Corporations Act to effect this name change.

Following the closing of the Transaction, former shareholders of Ceapro owned approximately 50% of the Aeterna common shares on a fully diluted basis and former shareholders of Aeterna owned approximately 50% of the Aeterna common shares on a fully diluted basis. For financial reporting and accounting purposes, Ceapro is the acquirer of Aeterna in the Transaction. The consolidated financial statements of COSCIENS Biopharma Inc. as of September 30, 2024 and December 31, 2023 and for the three and nine months ended September 30, 2024 and 2023 reflect the results of operations and financial position of Ceapro for the periods presented and includes the results of operations of Aeterna subsequent to the Transaction, which was completed on June 3, 2024. Refer to Note 3 for additional information.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

The accompanying consolidated financial statements include the accounts of COSCIENS Biopharma Inc., an entity incorporated under the Canada Business Corporations Act, and its wholly owned subsidiaries (the “Group”). COSCIENS Biopharma Inc. is the ultimate parent company of the Group. The Company currently has six wholly-owned direct and indirect subsidiaries, Ceapro Inc. and its wholly-owned subsidiaries Ceapro (P.E.I.) and JuventeDC Inc., based in Canada, Aeterna Zentaris GmbH (“AEZS Germany”) and its wholly-owned subsidiary Zentaris IVF GmbH, based in Frankfurt, Germany, and Aeterna Zentaris, Inc., an entity incorporated in the state of Delaware and with offices in Summerville, South Carolina, in the US.

The registered office of the Company is located at 222 Bay Street, Suite 3000, P.O. Box 53, Toronto, Ontario M5K 1E7, Canada.

The Company’s common shares are listed on both the Toronto Stock Exchange under the symbol CSCI (previously AEZS) and on the NASDAQ Capital Market under the symbol CSCI (previously AEZS).